Going Concern	12 Months Ended
Dec. 31, 2016
Disclosure Text Block [Abstract]
Going Concern:
3. Going Concern
As of December 31, 2015, the Company reported a working capital deficit of $85,573, mainly due to the classification of bank loans amounting to $218,185, as current liabilities as a result of its non-compliance with certain financial covenants included in the respective agreements and the suspension of principal repayments including balloon installments of matured facilities. Furthermore, $103,680 loan balances in breach were classified as "Liabilities held for sale" due to the sale of the respective vessel owning companies.
During the year ended December 31, 2016, the Company, in an effort to deleverage its balance sheet and improve its liquidity position, sold ten bulkers or bulker owning entities (Note 7). The owning companies of the vessels Rangiroa, Fakarava, Negonego, Oregon, Amalfi, Galveston and Samatan were sold and delivered to their new owners who also assumed the respective outstanding amounts of the loans associated with the vessels, which had an aggregate balance of $170,837, as of the dates of the sale. Also following the sale of the vessels Coronado, Ocean Crystal and Sonoma the Company repaid $11,920 in aggregate under the respective Secured Credit Facility dated March 31, 2006. The Secured Credit Facility dated March 31, 2006, was finally acquired by Sifnos Shareholders Inc., an entity controlled by Mr. George Economou, the Company's Chairman and Chief Executive Officer (“CEO”) (Notes 4 and 11). The Company also reached an agreement for the settlement of its outstanding obligation under a loan agreement dated June 20, 2008, associated with its vessel Sorrento which was also sold during 2016, with the respective lender. (Note 11) Finally, the Company entered into a New Revolving Facility of up to $200,000 with Sifnos Shareholders Inc. for the refinancing of the majority of its outstanding debt (Note 4).
As of December 31, 2016, the Company was in breach of certain financial covenants regarding its only commercial credit facility and has not made principal repayments and interest payments, but is in settlement discussions with the related commercial lender, while all other commercial credit facilities had been either settled or refinanced as discussed above.  As a result of this the Company has classified the respective bank loan amounting to $14,935 as current liability.
During the year ended December 31, 2016, the Company, successfully completed two equity offerings of 5,000 newly designated Series C Convertible Preferred Shares and warrants to purchase 5,000 Series C Convertible Preferred Shares with total proceeds from the transaction amounted to $10,000 and 20,000 newly designated Series E-1 Convertible Preferred Shares, warrants to purchase 30,000 Series E-1 Convertible Preferred Shares and warrants to purchase 50,000 newly designated Series E-2 Convertible Preferred Shares, with total gross proceeds from the offering amounting to $100,000. The Company also entered into a Securities Purchase Agreement with an institutional investor to sell up to $200,000 of its common stock which was completed successfully during 2017 and received gross proceeds up to December 31, 2016 under this offering amounting to $15,000. (Note 13)
As a result of the above, on December 31, 2016, the Company reported a working capital surplus of $70,831 and had cash and cash equivalents including restricted cash amounted to $76,774. Furthermore, the Company's debt is comprised mainly of its New Revolving Facility which is non-amortizing and has a tenor of 3 years. (Note 4)  The Company also expects that it will fund its operations either with cash on hand, cash generated from operations, bank debt and equity offerings, or a combination thereof, in the twelve-month period ending one year after the financial statements' issuance. Therefore, there is no substantial doubt about the Company's ability to continue as a going concern, for a reasonable period of time.